Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Company continues to utilize a “Clawback” provision with respect to the 2024 cash incentive plan, 2025 cash incentive plan, and equity awards granted under the 2025 Plan, which incorporates an underlying Amended & Restated Clawback Policy (the “Clawback Policy”). The Clawback Policy allows the Company to recoup incentive compensation amounts paid to employees if these amounts were paid based on misstated financials, or if the employee commits significant misconduct. Under the Clawback Policy, the Company is required to recover, reasonably promptly, the amount of erroneously awarded incentive-based compensation in the event that the Company is required to prepare an accounting restatement due to a material error in financial statements or that would result in a material misstatement or that in the event of fraudulent behavior by a covered executive. The Clawback Policy may be amended and restated from time to time in order to comply with relevant law.